UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115
                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED TOTAL RETURN BOND FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                    CORPORATE BONDS--21.9%
                    BASIC INDUSTRY - CHEMICALS--0.1%
  $   1,380,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                                       $     1,305,411
        500,000     Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009                                                524,062
                       TOTAL                                                                                               1,829,473
                    BASIC INDUSTRY - METALS & MINING--0.4%
        650,000     Alcan, Inc., 5.00%, 6/1/2015                                                                             618,102
        195,000     Alcan, Inc., 5.75%, 6/1/2035                                                                             182,379
      1,670,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                                             1,653,924
      1,000,000     Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                                              1,012,961
        420,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                                         393,981
      1,210,000 1,2 Codelco, Inc., Bond, 5.625%, 9/21/2035                                                                 1,132,820
      1,400,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                                              1,425,885
                       TOTAL                                                                                               6,420,052
                    BASIC INDUSTRY - PAPER--0.6%
        830,000     International Paper Co., 5.50%, 1/15/2014                                                                815,705
      2,650,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                             2,882,053
        380,000     Westvaco Corp., 7.65%, 3/15/2027                                                                         394,625
      3,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                             3,093,946
      2,000,000     Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                                              2,094,108
                       TOTAL                                                                                               9,280,437
                    CAPITAL GOODS - AEROSPACE & DEFENSE--0.5%
      1,150,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                           1,117,724
        600,000 1,2 BAE Systems Holdings, Inc., 5.20%, 8/15/2015                                                             572,692
        100,000     Boeing Capital Corp., Sr. Note, Series XI, 7.164%, 11/15/2009                                            100,362
      2,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                                    2,474,887
      3,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                                           3,183,112
                       TOTAL                                                                                               7,448,777
                    CAPITAL GOODS - CONSTRUCTION MACHINERY--0.2%
        400,000     Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010                                            387,224
         69,000     Caterpillar, Inc., Deb., 5.30%, 9/15/2035                                                                 64,759
      2,500,000     John Deere Capital Corp., Bond, 5.10%, 1/15/2013                                                       2,459,906
        100,000     John Deere Capital Corp., Sr. Note, Series D, 6.076%, 12/18/2009                                         100,192
                       TOTAL                                                                                               3,012,081
                    CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.5%
      1,000,000     Danaher Corp., Note, 6.00%, 10/15/2008                                                                 1,013,802
      1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                                          1,194,356
      2,500,000     General Electric Co., Note, 5.00%, 2/1/2013                                                            2,456,903
        650,000     Honeywell International, Inc., Note, 7.50%, 3/1/2010                                                     696,449
        200,000     Textron Financial Corp., Note, Series E, 6.743%, 12/1/2007                                               200,214
      2,450,000 1,2 Tyco International Group SA , Note, 4.436%, 6/15/2007                                                  2,432,703
                       TOTAL                                                                                               7,994,427
                    CAPITAL GOODS - ENVIRONMENTAL--0.2%
      2,548,000     Waste Management, Inc., Deb., 8.75%, 5/1/2018                                                          2,667,593
                    COMMUNICATIONS - MEDIA & CABLE--0.5%
      3,000,000     Comcast Corp., 7.125%, 6/15/2013                                                                       3,212,372
      2,700,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                                     2,800,513
      1,710,000     Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                                              1,657,833
                       TOTAL                                                                                               7,670,718
                    COMMUNICATIONS - MEDIA NONCABLE--0.5%
      1,700,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                   1,822,485
      3,000,000     Clear Channel Communications, Inc., 6.00%, 11/1/2006                                                   3,001,500
        230,000     News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016                                        264,630
      2,546,000     Univision Communications, Inc., 7.85%, 7/15/2011                                                       2,560,344
                       TOTAL                                                                                               7,648,959
                    COMMUNICATIONS - TELECOM WIRELESS--0.7%
      4,500,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                          5,697,859
      1,460,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                     1,435,253
      3,000,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                              3,665,707
        400,000     Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006                                                 399,979
                       TOTAL                                                                                              11,198,798
                    COMMUNICATIONS - TELECOM WIRELINES--0.4%
      1,000,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                                              964,104
        950,000     Embarq Corp., 6.738%, 6/1/2013                                                                           970,554
        100,000     GTE California, Inc., Deb., 6.70%, 9/1/2009                                                              103,027
        125,000     GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009                                                   125,198
        100,000     GTE North, Inc., Deb., 5.65%, 11/15/2008                                                                 100,180
        100,000     GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008                                                   100,002
        100,000     GTE South, Inc., Deb., 6.00%, 2/15/2008                                                                  100,211
        100,000     GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007                                                    100,460
        200,000     Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026                                                 206,833
      1,400,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                    1,467,913
      2,220,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                           2,165,943
                       TOTAL                                                                                               6,404,425
                    CONSUMER CYCLICAL - AUTOMOTIVE--2.0%
      2,850,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                                         2,942,064
      3,000,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                   2,922,614
      2,000,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008                             1,951,022
     12,000,000     Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                                         12,019,728
      5,000,000     General Motors Acceptance Corp., 6.125%, 8/28/2007                                                     4,972,210
      3,000,000     General Motors Acceptance Corp., 6.875%, 8/28/2012                                                     2,932,140
      1,825,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      1,849,517
        400,000     General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007                                                   398,857
        200,000     General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011                                                   187,083
      2,210,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                                     2,213,053
                       TOTAL                                                                                              32,388,288
                    CONSUMER CYCLICAL - ENTERTAINMENT--0.2%
        230,000     International Speedway Corp., 4.20%, 4/15/2009                                                           221,008
      1,170,000     International Speedway Corp., 5.40%, 4/15/2014                                                         1,130,915
      1,900,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                                1,925,085
                       TOTAL                                                                                               3,277,008
                    CONSUMER CYCLICAL - RETAILERS--0.3%
        833,721 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                                            793,590
        500,000     CVS Corp., Sr. Note, 5.75%, 8/15/2011                                                                    504,645
      1,070,000     Home Depot, Inc., 5.40%, 3/1/2016                                                                      1,061,378
        210,000     Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011                                                           226,217
        600,000     Target Corp., Note, 5.875%, 7/15/2016                                                                    618,208
        750,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                                             809,965
        750,000     Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009                                               784,911
                       TOTAL                                                                                               4,798,914
                    CONSUMER CYCLICAL - SERVICES--0.2%
      2,100,000     Boston University, 7.625%, 7/15/2097                                                                   2,417,438
        200,000     Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012                                                   205,700
                       TOTAL                                                                                               2,623,138
                    CONSUMER CYCLICAL - TEXTILE--0.0%
         60,000     V.F. Corp., Note, 8.50%, 10/1/2010                                                                        65,946
                    CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.2%
      1,210,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                              1,211,689
        100,000     General Foods Co., Deb., 7.00%, 6/15/2011                                                                100,168
        150,000     Ralston Purina Co., Deb., 7.875%, 6/15/2025                                                              189,831
        200,000     Ralston Purina Co., Deb., 8.125%, 2/1/2023                                                               254,354
      1,525,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                                   1,565,553
                       TOTAL                                                                                               3,321,595
                    CONSUMER NON-CYCLICAL HEALTH CARE--0.2%
      1,000,000     Baxter International, Inc., Note, 7.125%, 2/1/2007                                                     1,006,547
        880,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                       852,345
      1,490,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                         1,446,201
                       TOTAL                                                                                               3,305,093
                    CONSUMER NON-CYCLICAL PHARMACEUTICALS--0.3%
      1,000,000     Eli Lilly & Co., Note, 6.00%, 3/15/2012                                                                1,039,292
        400,000     Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016                                                           431,717
      1,740,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                1,651,586
        670,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                                              731,310
      1,750,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                                   1,747,784
                       TOTAL                                                                                               5,601,689
                    CONSUMER NON-CYCLICAL PRODUCTS--0.1%
        700,000     Procter & Gamble Co., Unsub., 6.875%, 9/15/2009                                                          733,500
        445,000     Snap-On, Inc., 6.25%, 8/15/2011                                                                          462,434
                       TOTAL                                                                                               1,195,934
                    CONSUMER NON-CYCLICAL TOBACCO--0.1%
        885,000     Altria Group, Inc., 5.625%, 11/4/2008                                                                    888,284
      1,000,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                             1,089,501
                       TOTAL                                                                                               1,977,785
                    ENERGY - INDEPENDENT--0.4%
      1,000,000     Anadarko Finance Co., 6.75%, 5/1/2011                                                                  1,048,899
      1,940,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                                      1,845,175
      1,730,000 1,2 Pemex Project Funding Master, 5.75%, 12/15/2015                                                        1,693,238
        150,000     Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008                                                   151,614
      1,513,400 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                                    1,462,778
                       TOTAL                                                                                               6,201,704
                    ENERGY - INTEGRATED--1.2%
        100,000     BP PLC, Deb., 8.75%, 3/1/2032                                                                            141,330
      4,150,000     Conoco, Inc., 7.25%, 10/15/2031                                                                        4,889,611
      5,670,000     Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028                                                    6,025,367
      4,118,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                                                4,625,059
      1,750,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                     1,759,078
      1,200,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                                         1,169,897
                       TOTAL                                                                                              18,610,342
                    ENERGY - REFINING--0.3%
      2,725,000     Valero Energy Corp., 7.50%, 4/15/2032                                                                  3,166,728
      1,830,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                                             1,719,325
                       TOTAL                                                                                               4,886,053
                    FINANCIAL INSTITUTION - BANKING--4.3%
      3,100,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                                       3,092,063
         50,000     BankBoston NA, Sub. Note, 6.50%, 12/19/2007                                                               50,801
        600,000     Citicorp, Sub. Note, 7.20%, 6/15/2007                                                                    606,298
        100,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                                         101,788
      1,415,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                        1,520,591
      2,000,000     Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014                                                1,966,847
        150,000     Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011                                           155,468
        537,000     Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012                                             565,915
      2,450,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                                       2,464,461
      1,000,000     Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013                                   1,007,276
        100,000     Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007                                 101,630
        100,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                          102,024
      3,000,000     First Union Institutional Capital I, Bond, 8.04%, 12/1/2026                                            3,137,445
        250,000     Fleet National Bank, Sub., 7.00%, 9/15/2007                                                              254,395
      2,600,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                2,604,609
      2,800,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                                   2,754,370
      1,000,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                                     961,250
      2,000,000     Household Finance Corp., 6.40%, 6/17/2008                                                              2,039,005
      4,000,000     Household Finance Corp., 7.00%, 5/15/2012                                                              4,315,440
        500,000     Household Finance Corp., Sr. Note, 5.875%, 2/1/2009                                                      507,785
        100,000     Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007                                         100,228
        100,000     Household Finance Corp., Sr. Note, Series NOTZ, 5.50%, 1/15/2007                                         100,042
         50,000     Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007                                          50,225
         50,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009                                          51,546
        150,000     Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009                                         155,881
      1,000,000     Hudson United Bancorp, 7.00%, 5/15/2012                                                                1,070,377
      3,150,000     J.P. Morgan Chase & Co., 5.75%, 1/2/2013                                                               3,201,100
      4,500,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                                  4,403,251
         25,000     J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008                                                    25,461
        100,000     JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027                                                 104,055
      2,700,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                                          2,633,467
        750,000     National City Bank, Pennsylvania, 7.25%, 10/21/2011                                                      813,805
      2,000,000     Northern Trust Corp., 4.60%, 2/1/2013                                                                  1,915,323
      1,000,000     PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010                                                          994,496
      3,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                         3,194,665
      1,200,000     Popular North America, Inc., 5.65%, 4/15/2009                                                          1,207,215
      1,433,333 1,2 Regional Diversified Funding, 9.25%, 3/15/2030                                                         1,612,426
        500,000     SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008                                                            517,969
      1,660,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                     1,617,384
        750,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                                             741,794
        300,000     Summit Capital Trust I, Bond, 8.40%, 3/15/2027                                                           316,503
        400,000     SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                                               406,368
        470,000 1,2 Swedbank, Sub., 7.50%, 11/29/2049                                                                        471,367
      2,180,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                                          2,111,751
        250,000     U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008                                                            252,369
      1,000,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                                     955,123
      2,300,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                                        2,217,668
      4,730,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                                   5,015,277
      2,000,000     Washington Mutual, Inc., Note, 4.00%, 1/15/2009                                                        1,946,683
      1,500,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                                            1,477,671
                       TOTAL                                                                                              67,990,951
                    FINANCIAL INSTITUTION - BROKERAGE--1.6%
      3,010,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                                  2,928,622
         30,000     Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008                                             30,619
        550,000     Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010                                                         534,858
        250,000     Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007                                                       251,744
        400,000     Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006                                                     400,794
      2,645,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                                      3,155,659
      2,500,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                           2,482,740
      1,000,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                                            1,053,099
      1,500,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                     1,477,317
        850,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                                           899,554
      1,290,000     Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006                                                        1,289,801
        725,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                   713,632
        400,000     Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007                                                   409,231
      1,750,000     Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015                                                  2,094,452
      4,400,000     Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008                                                    4,501,125
        500,000     Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008                                           488,542
        200,000     Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010                                     192,616
        650,000     Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014                                                650,302
        250,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                                              247,866
        600,000     Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010                                                       579,979
        440,000     Nuveen Investments, 5.00%, 9/15/2010                                                                     430,806
        440,000     Nuveen Investments, 5.50%, 9/15/2015                                                                     426,674
                       TOTAL                                                                                              25,240,032
                    FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--1.2%
      2,000,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                                         1,944,649
      1,760,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                                          1,695,468
        115,000     CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007                                                              115,493
         50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008                                                  49,631
         50,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013                                                  50,050
         75,000     CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013                                                  75,094
      3,850,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                    3,966,797
        250,000     Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009                                        255,472
        230,000     General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008                                         226,875
        240,000     General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008                                         237,698
        150,000     General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009                                         147,222
        500,000     General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007                                        507,880
        193,000     General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010                                     205,875
      1,000,000     General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013                              992,238
      1,000,000 1,2 ILFC E-Capital Trust I, 5.90%, 12/21/2065                                                              1,000,012
      1,520,000     International Lease Finance Corp., 4.875%, 9/1/2010                                                    1,493,500
        150,000     International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007                                      150,580
      1,460,000     Residential Capital Corp., 6.00%, 2/22/2011                                                            1,453,483
      3,340,000     SLM Corp., Floating Rate Note, 6.093%, 12/15/2014                                                      3,161,170
        743,000     Susa Partnership LP, Deb., 7.50%, 12/1/2027                                                              872,500
                       TOTAL                                                                                              18,601,687
                    FINANCIAL INSTITUTION - INSURANCE - LIFE--0.6%
      3,600,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                  4,541,091
         75,000     CIGNA Corp., Note, 7.40%, 5/15/2007                                                                       75,932
        850,000     Delphi Financial Group, Inc., 9.31%, 3/25/2027                                                           892,630
        360,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                                             376,744
        250,000     MetLife, Inc., Sr. Note, 5.25%, 12/1/2006                                                                249,889
      3,000,000 1,2 Pacific LifeCorp., Bond, 6.60%, 9/15/2033                                                              3,177,214
                       TOTAL                                                                                               9,313,500
                    FINANCIAL INSTITUTION - INSURANCE - P&C--0.4%
        625,000     Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014                                                           604,265
        820,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                                                  834,379
      1,750,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                             1,697,129
        395,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                    390,229
        250,000     USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                                         262,618
      1,920,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                              1,893,769
                       TOTAL                                                                                               5,682,389
                    FINANCIAL INSTITUTION - REITS--0.4%
      2,700,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                               2,700,486
      1,950,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                    1,939,819
      1,400,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                                      1,404,371
                       TOTAL                                                                                               6,044,676
                    FOREIGN-LOCAL-GOVERNMENT--0.0%
        900,000     Ontario, Province of, 4.375%, 2/15/2013                                                                  865,472
                    GOVERNMENT AGENCY--0.1%
        500,000     Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008                                           506,659
        500,000     Private Export Funding Corp., Series G, 6.67%, 9/15/2009                                                 522,941
                       TOTAL                                                                                               1,029,600
                    MUNICIPAL SERVICES--0.0%
        790,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                                            762,871
                    TECHNOLOGY--1.1%
      2,450,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                                            2,450,955
      4,000,000     Dell Computer Corp., Deb., 7.10%, 4/15/2028                                                            4,501,440
      1,030,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                                             1,032,852
        400,000     First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007                                                   404,401
        500,000     Hewlett-Packard Co., Note, 5.75%, 12/15/2006                                                             500,434
      2,500,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                             2,638,833
        500,000     IBM Corp., 4.875%, 10/1/2006                                                                             499,785
      1,150,000     IBM Corp., Deb., 8.375%, 11/1/2019                                                                     1,436,071
      1,000,000     IBM Corp., Note, 5.375%, 2/1/2009                                                                      1,006,435
      2,530,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                                            2,493,579
        100,000     Texas Instruments, Inc., Note, 8.75%, 4/1/2007                                                           101,850
                       TOTAL                                                                                              17,066,635
                    TRANSPORTATION - AIRLINES--0.2%
      3,110,000     Southwest Airlines Co., 6.50%, 3/1/2012                                                                3,240,246
                    TRANSPORTATION - RAILROADS--0.4%
      1,730,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                                  1,656,767
      1,850,000     Canadian Pacific RR, 7.125%, 10/15/2031                                                                2,171,292
        295,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                                           310,712
      1,560,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                 1,490,270
                       TOTAL                                                                                               5,629,041
                    UTILITY - ELECTRIC--1.2%
      2,500,000     Alabama Power Co., 5.70%, 2/15/2033                                                                    2,440,417
      1,000,000     Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007                                               1,018,226
      1,000,000     Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007                                            1,012,053
      1,205,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                         1,227,244
        250,000     Enersis S.A., Note, 7.40%, 12/1/2016                                                                     265,614
        600,000     FirstEnergy Corp., 5.50%, 11/15/2006                                                                     599,924
      1,730,000     MidAmerican Energy Co., 4.65%, 10/1/2014                                                               1,634,203
      3,000,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                    3,254,603
        810,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                                                 825,406
        710,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                              706,423
      3,050,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                                              2,915,360
        550,000     Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008                                                          534,534
        300,000     Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007                                             302,339
      2,000,000     Public Service Electric & Gas Co., 4.00%, 11/1/2008                                                    1,947,014
      1,150,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                   1,136,155
                       TOTAL                                                                                              19,819,515
                    UTILITY - NATURAL GAS DISTRIBUTOR--0.2%
      3,500,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                                  3,348,370
        200,000     Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007                                      202,437
                       TOTAL                                                                                               3,550,807
                    UTILITY - NATURAL GAS PIPELINES--0.1%
      1,650,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                   1,482,489
                       TOTAL CORPORATE BONDS                                                                             346,149,140
                       (IDENTIFIED COST $344,976,251)
                    ADJUSTABLE RATE MORTGAGES--0.0%
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         53,981     FNMA ARM 681769 1/01/2033                                                                                 53,157
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
          8,465     GNMA2 ARM 80201, 30 Year, 5/20/2028                                                                        8,587
          3,027     GNMA2 ARM 8717, 10/20/2025                                                                                 3,077
                       TOTAL                                                                                                  11,664
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                        64,821
                       (IDENTIFIED COST $67,564)
                    ASSET-BACKED SECURITIES--0.0%
                    HOME EQUITY LOAN--0.0%
         80,617 1,2 125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029                                             80,617
                    RATE REDUCTION BOND--0.0%
         20,851     California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Class A7,             20,876
                    6.42%, 9/25/2008
                       TOTAL ASSET-BACKED SECURITIES                                                                         101,493
                       (IDENTIFIED COST $100,516)
                    COMMON STOCKS & WARRANTS--0.0%
                    WARRANTS--0.0%
          4,750     Arcadia Financial Ltd., Warrants                                                                               0
                    (IDENTIFIED COST $0)
                    CORPORATE NOTES--0.1%
                    COMMUNICATIONS - TELECOM WIRELINES--0.1%
      2,015,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010                                                        1,960,512
                    (IDENTIFIED COST $2,014,318)
                    GOVERNMENT AGENCIES--6.0%
      1,500,000     Federal Farm Credit System, Bond, 3.875%, 5/7/2010                                                     1,437,582
        500,000     Federal Farm Credit System, Bond, 4.45%, 2/17/2011                                                       486,409
      1,000,000     Federal Farm Credit System, Bond, 4.75%, 12/12/2013                                                      975,874
      1,000,000     Federal Farm Credit System, Bond, 4.875%, 11/15/2012                                                     971,164
        400,000     Federal Farm Credit System, Bond, 5.00%, 6/6/2012                                                        390,821
        500,000     Federal Farm Credit System, Bond, 5.00%, 12/27/2012                                                      487,312
        150,000     Federal Farm Credit System, Bond, 5.04%, 1/14/2013                                                       146,340
        350,000     Federal Farm Credit System, Bond, 5.35%, 8/8/2013                                                        343,882
      1,500,000     Federal Farm Credit System, Bond, 6.03%, 12/29/2010                                                    1,551,122
        650,000     Federal Farm Credit System, Note, Series MTN, 6.38%, 11/27/2006                                          651,343
      1,000,000     Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009                                         1,040,266
        500,000     Federal Home Loan Bank System, 6.50%, 8/14/2009                                                          518,802
      1,500,000     Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007                                                  1,465,585
      2,000,000     Federal Home Loan Bank System, Bond, 2.50%, 4/4/2014                                                   2,001,194
        400,000     Federal Home Loan Bank System, Bond, 2.625%, 2/16/2007                                                   394,923
      1,000,000     Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008                                                    974,227
        100,000     Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011                                                    94,604
        400,000     Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013                                                    385,485
        200,000     Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010                                                    192,974
        250,000     Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012                                                    244,527
        150,000     Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014                                                    145,208
        200,000     Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013                                                   195,259
      1,000,000     Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014                                                    974,783
        200,000     Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012                                                     196,809
        700,000     Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010                                                   694,687
        550,000     Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014                                                    537,943
        300,000     Federal Home Loan Bank System, Bond, 5.75%, 10/27/2010                                                   300,124
        135,000     Federal Home Loan Bank System, Bond, 6.00%, 3/29/2012                                                    135,032
        100,000     Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008                                                     101,084
        140,000     Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010                                                   151,633
        450,000     Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012                                       437,067
     15,000,000     Federal Home Loan Bank System, Bond, Series 578, 4.25%, 9/26/2007                                     14,831,591
        400,000     Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008                                      388,314
        150,000     Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009                                       145,704
        250,000     Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009                                     243,714
         60,000     Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009                                        60,532
        340,000     Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013                                       336,031
        150,000     Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009                                      145,410
        435,000     Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009                                       423,624
        400,000     Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008                                       404,202
        200,000     Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008                                      201,961
        100,000     Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008                                       99,749
        250,000     Federal Home Loan Bank System, Bond, Series PJ06, 4.35%, 9/12/2006                                       249,884
        100,000     Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008                                     100,711
      1,500,000     Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008                                     1,442,293
        200,000     Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018                                        190,860
        350,000     Federal Home Loan Bank System, Bond, Series PS06, 4.45%, 11/27/2006                                      349,153
        375,000     Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010                                       364,352
        400,000     Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012                                      391,160
        400,000     Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007                                      398,164
        595,000     Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008                                      581,525
        285,000     Federal Home Loan Bank System, Bond, Series VJ15, 6.25%, 11/27/2015                                      284,301
        300,000     Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013                                      290,724
        200,000     Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010                                        191,943
        535,000     Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009                                            556,392
        200,000     Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015                                                 193,780
      1,600,000     Federal Home Loan Mortgage Corp., Note, 0.00%, 4/15/2019                                                 758,578
        250,000     Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008                                                  243,296
        160,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010                                                 153,614
        200,000     Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013                                                185,172
        200,000     Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009                                                193,724
        100,000     Federal Home Loan Mortgage Corp., Note, 4.35%, 11/21/2006                                                 99,753
        300,000     Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012                                                 288,598
        400,000     Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013                                                 388,985
         50,000     Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010                                                 48,911
        800,000     Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013                                                  773,774
        400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012                                                 391,260
        400,000     Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012                                                389,928
        100,000     Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012                                                  98,022
        250,000     Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014                                                 244,324
        475,000     Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010                                                470,492
        600,000     Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013                                                 588,625
        325,000     Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011                                                 323,136
     15,000,000     Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010                                  14,786,382
      1,000,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007                                         983,232
        100,000     Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014                                         96,735
      5,000,000     Federal National Mortgage Association, 3.25%, 1/15/2008                                                4,875,722
      7,745,000     Federal National Mortgage Association, 4.00%, 9/30/2009                                                7,692,295
      5,780,000     Federal National Mortgage Association, Bond, 6.625%, 11/15/2030                                        6,845,185
      1,500,000     Federal National Mortgage Association, Note, 3.25%, 11/15/2007                                         1,466,776
      1,000,000     Federal National Mortgage Association, Note, 4.25%, 7/15/2007                                            991,891
      1,750,000     Federal National Mortgage Association, Note, 4.375%, 10/15/2006                                        1,747,573
        600,000     Federal National Mortgage Association, Note, 5.00%, 1/15/2007                                            598,996
        450,000     Federal National Mortgage Association, Note, 5.80%, 3/29/2011                                            448,759
        100,000     Federal National Mortgage Association, Note, 6.00%, 10/28/2011                                            99,756
        244,000     Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016                                  242,149
        360,000     Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007                                   352,135
        250,000     Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008                                    244,490
      1,070,000     Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009                                 1,033,613
        150,000     Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009                                   146,374
        500,000     Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012                                    476,285
        375,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011                                    368,594
        500,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012                                    489,084
        350,000     Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012                                    341,949
        400,000     Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012                                    392,639
        150,000     Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013                                    147,444
        300,000     Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013                                    295,435
        400,000     Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015                                    392,179
        500,000     Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015                                    491,226
        400,000     Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013                                    397,632
         50,000     Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013                        50,823
        500,000     Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008                                           502,076
      1,000,000     Tennessee Valley Authority, Series C, 6.00%, 3/15/2013                                                 1,050,737
                       TOTAL GOVERNMENT AGENCIES                                                                          95,178,497
                       (IDENTIFIED COST $96,573,575)
                    GOVERNMENTS/AGENCIES--0.1%
                    SOVEREIGN--0.1%
      1,500,000     United Mexican States, 6.625%, 3/3/2015                                                                1,594,200
                    (IDENTIFIED COST $1,544,818)
                    U.S. TREASURY--20.6%
                    U.S. TREASURY BONDS-2.5%
     18,465,000     United States Treasury Bond, 4.50%, 2/15/2036                                                         17,362,870
      2,215,000     United States Treasury Bond, 5.25%, 11/15/2028                                                         2,306,319
      1,343,000     United States Treasury Bond, 6.00%, 2/15/2026                                                          1,516,121
      4,935,000     United States Treasury Bond, 6.125%, 11/15/2027                                                        5,689,521
      1,300,000     United States Treasury Bond, 6.25%, 8/15/2023                                                          1,490,048
      6,000,000   3 United States Treasury Bond, 6.25%, 5/15/2030                                                          7,098,529
      2,200,000     United States Treasury Bond, 6.50%, 11/15/2026                                                         2,629,559
        300,000     United States Treasury Bond, 6.75%, 8/15/2026                                                            367,492
        500,000     United States Treasury Bond, 7.25%, 5/15/2016                                                            595,081
                       TOTAL                                                                                              39,055,540
                    U.S. TREASURY NOTES-18.1%
        100,000     United States Treasury Note, 3.00%, 11/15/2007                                                            97,754
     31,000,000   3 United States Treasury Note, 3.875%, 2/15/2013                                                        29,559,287
      3,250,000   3 United States Treasury Note, 4.00%, 2/15/2015                                                          3,083,398
     50,000,000   3 United States Treasury Note, 4.25%, 11/15/2014                                                        48,351,065
     10,400,000   3 United States Treasury Note, 4.50%, 11/15/2015                                                        10,207,594
     65,000,000   3 United States Treasury Note, 4.50%, 2/15/2016                                                         63,766,151
     10,000,000   3 United States Treasury Note, 4.75%, 3/31/2011                                                         10,016,668
     38,000,000   3 United States Treasury Note, 4.875%, 4/30/2011                                                        38,256,952
        200,000     United States Treasury Note, 5.00%, 8/15/2011                                                            203,048
     45,000,000     United States Treasury Note, 5.125%, 6/30/2011                                                        45,790,952
     35,000,000   3 United States Treasury Note, 5.125%, 5/15/2016                                                        35,981,757
        300,000     United States Treasury Note, 6.00%, 8/15/2009                                                            310,530
        150,000     United States Treasury Note, 6.25%, 2/15/2007                                                            150,756
        100,000     United States Treasury Note, 6.50%, 2/15/2010                                                            105,618
                       TOTAL                                                                                             285,881,530
                       TOTAL U.S. TREASURY                                                                               324,937,070
                       (IDENTIFIED COST $321,009,605)
                    MORTGAGE-BACKED SECURITIES--0.3%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--0.1%
        634,299     Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017                                           641,937
        252,835     Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017                                           255,879
         89,707     Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016                                           89,483
                       TOTAL                                                                                                 987,299
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
        604,099     Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013                                      595,390
        413,006     Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014                                     417,943
         35,105     Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012                                       36,310
        893,309     Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018                                      878,025
                       TOTAL                                                                                               1,927,668
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
         53,829     Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026                                   56,468
          3,044     Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026                                    3,224
          7,241     Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026                                   7,596
          1,914     Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027                                    2,008
          3,309     Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027                                    3,471
            775     Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027                                      818
        373,048     Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028                                  383,499
         12,519     Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028                                   13,013
         18,764     Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028                                   19,290
          3,565     Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031                                   3,660
        533,165     Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033                                  502,460
        155,888     Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027                                  162,227
                       TOTAL                                                                                               1,157,734
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                    4,072,701
                       (IDENTIFIED COST $4,102,887)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--1.1%
                    COMMERCIAL MORTGAGE--0.7%
     10,800,000     CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2010                     10,755,030
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
        180,050     Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023                                         179,802
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
         34,688     Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018                                   37,487
         15,969     Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019                                   17,441
                       TOTAL                                                                                                  54,928
                    NON-AGENCY MORTGAGE--0.0%
         17,423 1,2 SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 1.719%, 1/28/2025                                 13,764
                    STRUCTURED PRODUCT (ABS)--0.4%
      7,174,598     Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045                                      6,929,279
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          17,932,803
                       (IDENTIFIED COST $18,311,011)
                    MUTUAL FUNDS--46.7%4
        839,888     Emerging Markets Fixed Income Core Fund                                                               16,691,897
     65,474,665     Federated Mortgage Core Portfolio                                                                    643,615,953
     11,725,961     High Yield Bond Portfolio                                                                             78,329,423
                       TOTAL MUTUAL FUNDS                                                                                738,637,273
                       (IDENTIFIED COST $739,618,276)
                    REPURCHASE AGREEMENTS-15.2%
  $   6,740,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank          6,740,000
                    of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                    5/1/235 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000.
    117,000,000     Interest in $2 000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bear        117,000,000
                    Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 8/25/2036 for $2,000,293,889 on 9/1/2006.  The market value of the underlying securities at the end of the period was $2,060,001,562 (purchased with proceeds from securities lending collateral).
    116,630,000     Interest in $1,900,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which ING         116,630,000
                    Financial Markets LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2036 for $1,900,279,194 on 9/1/2006.  The market value of the underlying securities at the end of the period was $1,955,223,775 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             240,370,000
                       TOTAL INVESTMENTS-112.0%                                                                        1,770,998,510
                       (IDENTIFIED COST $1,768,688,821)5
                       OTHER ASSETS AND LIABILITIES - NET - (12.0)%                                                    (189,867,515)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,581,130,995

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $32,166,063, which represented 2.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2006, these liquid restricted securities amounted to $32,166,063, which represented 2.0% of total net assets.

3    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED                MARKET VALUE OF COLLATERAL
     $226,788,447                                                   $233,630,000

4    Affiliated company.

5 At August 31, 2006, the cost of investments for federal tax purposes was $1,768,864,627. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $2,133,883. This consists of net unrealized appreciation from investments for those securitites having an excess of value over cost of $13,383,528 and net unrealized depreciaiton from investments for those securities having an excess of cost over value of $11,249,645.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940 (the "Act"), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 MTN   --Medium Term Note
 REIT  --Real Estate Investment Trust
 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006







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